Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Property, Plant and Equipment, Net

a) An analysis of property, plant and equipment, net at December 31, 2016, 2017 and 2018 is as follows:

	At December 31, 2015		Additions		Retirements		Business combinations		Translation effect of Foreign Subsidiaries		Depreciation for the year		At December 31, 2016
Cost
Network in operation and equipment	Ps.	641,384,702	Ps.	101,794,197	Ps.	(8,963,076)	Ps.	1,873,445	Ps.	235,186,745	Ps.	—	Ps.	971,276,013
Land and buildings		54,794,386		2,900,511		(2,845,298)		3,839		7,281,973		—		62,135,411
Other assets		106,468,602		24,368,918		(10,717,096)		69,937		24,736,655		—		144,927,016
Construction in process and advances plant suppliers (1)		38,850,776		70,517,319		(70,911,593)		11,255		11,252,127		—		49,719,884
Spare parts for operation of the network		20,342,389		34,010,751		(27,641,919)		5,520		1,566,307		—		28,283,048

Total		861,840,855		233,591,696		(121,078,982)		1,963,996		280,023,807		—		1,256,341,372

Accumulated depreciation
Network in operation and equipment		236,731,728		—		(1,968,376)		—		153,147,349		107,976,385		495,887,086
Buildings		4,567,588		—		(975,284)		—		3,709,952		3,179,066		10,481,322
Other assets		47,057,084		—		(25,099,710)		—		10,396,438		16,105,885		48,459,697
Spare parts for operation of the network		(44,423)		—		(54,280)		—		20,896		401,008		323,201

Total	Ps.	288,311,977	Ps.	—	Ps.	(28,097,650)	Ps.	—	Ps.	167,274,635	Ps.	127,662,344	Ps.	555,151,306

Net Cost	Ps.	573,528,878	Ps.	233,591,696	Ps.	(92,981,332)	Ps.	1,963,996	Ps.	112,749,172	Ps.	(127,662,344)	Ps.	701,190,066

	At December 31, 2016	Additions	Retirements	Business combinations		Effect of translation of foreign subsidiaries	Depreciation for the year	At December 31, 2017
Cost
Network in operation and equipment	Ps. 971,276,013	Ps. 78,272,882	Ps. (21,657,715)	Ps.	599,306	Ps.(38,824,540)	Ps. —	Ps. 989,665,946
Land and buildings	62,135,411	2,858,996	(415,219)		27,686	(2,022,685)	—	62,584,189
Other assets	144,927,016	19,287,525	(8,112,571)		80,734	(5,866,897)	—	150,315,807
Construction in process and advances plant suppliers (1)	49,719,884	66,383,381	(41,279,573)		34,705	(737,023)	—	74,121,374
Spare parts for operation of the network	28,283,048	27,013,148	(27,979,816)		3,576	(728,358)	—	26,591,598

Total	1,256,341,372	193,815,932	(99,444,894)		746,007	(48,179,503)	—	1,303,278,914

Accumulated depreciation
Network in operation and equipment	495,887,086	—	(21,214,724)		—	(32,860,339)	110,533,486	552,345,509
Buildings	10,481,322	—	(1,568,542)		—	(940,054)	2,682,559	10,655,285
Other assets	48,459,697	—	(4,572,509)		—	(2,251,958)	21,724,299	63,359,529
Spare parts for operation of the network	323,201	—	(9,205)		—	(4,339)	265,736	575,393

Total	Ps. 555,151,306	Ps. —	Ps. (27,364,980)	Ps.	—	Ps.(36,056,690)	Ps. 135,206,080	Ps. 626,935,716

Net Cost	Ps. 701,190,066	Ps. 193,815,932	Ps. (72,079,914)	Ps.	746,007	Ps. (12,122,813)	Ps. (135,206,080)	Ps. 676,343,198

	At December 31, 2017	Additions	Retirements	Business combinations	Effect of translation of foreign subsidiaries and hyperinflation adjustment	Depreciation for the year	At December 31, 2018
Cost
Network in operation and equipment	Ps. 989,665,946	Ps. 68,900,443	Ps. (1,610,246)	Ps. 128,246	Ps. (87,888,453)	—	Ps. 969,195,936
Land and buildings	62,584,189	4,429,433	(3,987,671)	8,874	(5,904,499)	—	57,130,326
Other assets	150,315,807	25,268,252	(13,377,798)	2,578	(12,399,702)	—	149,809,137
Construction in process and advances plant suppliers (1)	74,121,374	92,285,397	(76,978,798)	1,379	(8,336,823)	—	81,092,529
Spare parts for operation of the network	26,591,598	49,380,349	(44,626,488)	1,939	(2,902,869)	—	28,444,529

Total	1,303,278,914	240,263,874	(140,581,001)	143,016	(117,432,346)	—	1,285,672,457

Accumulated depreciation
Network in operation and equipment	552,345,509	—	(28,712,096)	—	(67,907,227)	104,279,361	560,005,547
Buildings	10,655,285	—	(2,311,442)	—	(2,157,996)	2,625,102	8,810,949
Other assets	63,359,529	—	(2,418,837)	—	(6,579,983)	22,172,785	76,533,494
Spare parts for operation of the network	575,393	—	(160,696)	—	(131,429)	38,479	321,747

Total	Ps. 626,935,716	Ps. —	Ps. (33,603,071)	Ps. —	Ps. (76,776,635)	Ps. 129,115,727	Ps. 645,671,737

Net Cost	Ps. 676,343,198	Ps.240,263,874	Ps. (106,977,930)	Ps. 143,016	Ps. (40,655,711)	Ps. (129,115,727)	Ps. 640,000,720

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.

Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs

d) Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Year ended December 31,
	2016	2017	2018
Amount invested in the acquisition of qualifying assets	Ps. 52,974,400	Ps. 49,642,370	Ps. 45,456,630
Capitalized interest	2,861,307	2,875,034	2,020,288
Capitalization rate	5.4%	5.8%	4.4%

Property, plant and equipment under capital leases [member]
Statement [LineItems]
Schedule of Property, Plant and Equipment, Net

b) At December 31, 2017 and 2018, property, plant and equipment include the following assets under capital leases:

	2017	2018
Assets under capital leases	Ps. 8,116,532	Ps.7,770,681
Accumulated depreciation	(3,475,014)	(3,530,241)

	Ps. 4,641,518	Ps. 4,240,440